Derivative instruments and hedging activities - Schedule of information about written credit derivatives and purchased credit protection (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	¥ (150)	¥ (192)
Maximum potential payout / Notional		15,172	14,419
Notional, Purchased credit protection		11,050	10,227
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	(47)	(123)
Maximum potential payout / Notional		9,206	9,271
Notional, Purchased credit protection		6,555	6,975
Credit default indices [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	(117)	(72)
Maximum potential payout / Notional		5,735	4,842
Notional, Purchased credit protection		4,330	3,052
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	14	3
Maximum potential payout / Notional		231	306
Notional, Purchased credit protection		165	200
Less than 1 year [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,989	3,200
Less than 1 year [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,346	2,106
Less than 1 year [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		612	864
Less than 1 year [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		31	230
1 to 3 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,128	5,132
1 to 3 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,402	3,780
1 to 3 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,644	1,300
1 to 3 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		82	52
3 to 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,433	4,324
3 to 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,469	2,262
3 to 5 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,849	2,045
3 to 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		115	17
More than 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,622	1,763
More than 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		989	1,123
More than 5 years [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		630	633
More than 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 3	¥ 7

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.